ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of single amount of discontinued operations [Abstract]
ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS [Text Block]

16.  ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

During the year ended December 31, 2024, the Company ceased operations of its KXI HD control system (within its wholly-owned subsidiary, KIQ X Industries ("KIQ X"). Management determined the operations of KIQ X to have met the definition of discontinued operations in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. Consequently, the operations of KIQ X have been classified separately from the Company's continuing operations to show a loss from discontinued operations as a single line in the consolidated statements of operations and comprehensive income loss.

As a result of ceasing operations within KIQ X, indicators of impairment existed leading to a test of the recoverable amount of the KIQ X cash-generating unit, which consists of equipment, prototypes and intangible assets. A value-in-use calculation is not applicable as the Company does not have any expected cash flows from using the assets at this stage. In estimating the fair value less costs of disposal, management estimated a recoverable amount of $Nil representing no pending sale transactions as at December 31, 2025 compared to $89,719 at December 31, 2024. As this valuation technique requires management's judgment and estimates of the recoverable amount, it is classified within Level 3 of the fair value hierarchy. There were no instruments transferred in or out of Level 3 during the fiscal year ended December 31, 2025.

For the twelve months ended December 31, 2025, 2024, and 2023 the loss from discontinued operations relate to the following:

	2025	2024	2023

Expenses
Consulting and filing fees	2,500	109,489	155,692
Accounting and legal	18,125	78,529	98,247
Office and administration	22,258	493,199	402,317
Research	-	986,307	594,870
Travel	-	9,753	23,985
Marketing	-	62,611	82,274
Foreign exchange loss (gain)	25,575	(55,360)	85,468
Amortization	81,569	115,227	75,576
	150,027	1,799,755	1,518,429

Income (Loss) before the following	(150,027)	(1,799,755)	(1,518,429)
Termination settlement			465,360
Sale of PP&E / Gain on sublease	50,267	(1,807)	-
Impairment of prototypes and intangibles		1,171,494	-

Net Income (Loss) from Discontinued Operations	(99,760)	(2,969,442)	(1,983,789)

Cash flows
Operating activities	(173,587)	(581,933)	(1,306,561)
Investing activities	114,269	(746,761)	(846,832)
Financing activities	(42,958)	(106,099)	(130,081)
Cash flows used in discontinued operations	(102,276)	(1,434,793)	(2,283,474)